Exhibit 99.1

World Omni Auto Receivables Trust 2021-A

Monthly Servicer Certificate

February 28, 2021

Dates Covered
Collections Period	12/29/20 - 02/28/21
Interest Accrual Period	02/10/21 - 03/14/21
30/360 Days	35
Actual/360 Days	33
Distribution Date	03/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	1,100,926,432.67	46,418
Original Yield Supplement Overcollateralization Amount	56,594,732.28	0
Aggregate Starting Principal Balance	1,157,521,164.95	46,418
Principal Payments	65,823,241.63	1,262
Defaulted Receivables	145,229.66	4
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/21	52,121,250.52	0
Pool Balance at 02/28/21	1,039,431,443.14	45,152

Pool Statistics	$ Amount	# of Accounts
Pool Factor	94.30%
Prepayment ABS Speed	1.29%
Aggregate Starting Principal Balance	1,157,521,164.95	46,418

Delinquent Receivables:
Past Due 31-60 days	4,560,539.62	182
Past Due 61-90 days	1,218,486.09	45
Past Due 91-120 days	49,964.10	2
Past Due 121+ days	0.00	0
Total	5,828,989.81	229

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.53%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.12%
Delinquency Trigger Occurred	NO

Recoveries	73,118.60
Aggregate Net Losses/(Gains) - February 2021	72,111.06
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.07%
Prior Net Losses Ratio	N/A
Second Prior Net Losses Ratio	N/A
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Overcollateralization Target Amount	11,953,461.60
Actual Overcollateralization	11,949,836.59
Weighted Average APR	3.66%
Weighted Average APR, Yield Adjusted	5.80%
Weighted Average Remaining Term	60.19

Flow of Funds	$ Amount
Collections	72,961,924.71
Investment Earnings on Cash Accounts	190.02
Servicing Fee(1)	(1,993,508.67)
Transfer to Collection Account	-
Available Funds	70,968,606.06

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	245,366.22
(3) Noteholders' First Priority Principal Distributable Amount	9,188,556.86
(4) Class B Interest	20,552.00
(5) Noteholders' Second Priority Principal Distributable Amount	33,030,000.00
(6) Class C Interest	14,294.39
(7) Noteholders' Third Priority Principal Distributable Amount	16,520,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	11,949,836.59
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	-
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	70,968,606.06

Servicing Fee	1,993,508.67
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,048,620,000.00
Original Class B	33,030,000.00
Original Class C	16,520,000.00

Total Class A, B, & C
Original Note Balance	1,098,170,000.00
Principal Paid	70,688,393.45
Note Balance @ 03/15/21	1,027,481,606.55

Class A-1
Original Note Balance	195,000,000.00
Principal Paid	70,688,393.45
Note Balance @ 03/15/21	124,311,606.55
Note Factor @ 03/15/21	63.7495418%

Class A-2
Original Note Balance	363,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	363,000,000.00
Note Factor @ 03/15/21	100.0000000%

Class A-3
Original Note Balance	390,600,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	390,600,000.00
Note Factor @ 03/15/21	100.0000000%

Class A-4
Original Note Balance	100,020,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	100,020,000.00
Note Factor @ 03/15/21	100.0000000%

Class B
Original Note Balance	33,030,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	33,030,000.00
Note Factor @ 03/15/21	100.0000000%

Class C
Original Note Balance	16,520,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	16,520,000.00
Note Factor @ 03/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	280,212.61
Total Principal Paid	70,688,393.45
Total Paid	70,968,606.06

Class A-1
Coupon	0.13857%
Interest Paid	24,769.39
Principal Paid	70,688,393.45
Total Paid to A-1 Holders	70,713,162.84

Class A-2
Coupon	0.17000%
Interest Paid	59,995.83
Principal Paid	0.00
Total Paid to A-2 Holders	59,995.83

Class A-3
Coupon	0.30000%
Interest Paid	113,925.00
Principal Paid	0.00
Total Paid to A-3 Holders	113,925.00

Class A-4
Coupon	0.48000%
Interest Paid	46,676.00
Principal Paid	0.00
Total Paid to A-4 Holders	46,676.00

Class B
Coupon	0.64000%
Interest Paid	20,552.00
Principal Paid	0.00
Total Paid to B Holders	20,552.00

Class C
Coupon	0.89000%
Interest Paid	14,294.39
Principal Paid	0.00
Total Paid to C Holders	14,294.39

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2551632
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	64.3692629
Total Distribution Amount	64.6244261

A-1 Interest Distribution Amount	0.1270225
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	362.5045818
Total A-1 Distribution Amount	362.6316043

A-2 Interest Distribution Amount	0.1652778
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.1652778

A-3 Interest Distribution Amount	0.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.2916667

A-4 Interest Distribution Amount	0.4666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.4666667

B Interest Distribution Amount	0.6222222
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.6222222

C Interest Distribution Amount	0.8652778
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8652778

Noteholders' First Priority Principal Distributable Amount	129.99
Noteholders' Second Priority Principal Distributable Amount	467.26
Noteholders' Third Priority Principal Distributable Amount	233.70
Noteholders' Principal Distributable Amount	169.05

Account Balances	$ Amount
Reserve Account
Balance as of 02/10/21	5,504,632.16
Investment Earnings	190.02
Investment Earnings Paid	(190.02)
Deposit/(Withdrawal)	-
Balance as of 03/15/21	5,504,632.16
Change	-

Required Reserve Amount	5,504,632.16

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	4,195,331.24	N/A	N/A
Number of Extensions	135	N/A	N/A
Ratio of extensions to Beginning of Period Receivables Balance	0.36%	N/A	N/A

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.